AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 98.7%
Communication Services - 3.7%
Auto Trader Group PLC (United Kingdom)[1]	69,190	$735,025
CAR Group Ltd. (Australia)	23,494	571,392
Hemnet Group AB (Sweden)	36,420	918,487
Internet Initiative Japan, Inc. (Japan)	81,220	1,437,403
IPSOS, S.A. (France)	26,030	1,163,059

Total Communication Services		4,825,366
Consumer Discretionary - 10.9%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	123,960	836,730
CIE Automotive, S.A. (Spain)	38,837	1,216,579
Coats Group PLC (United Kingdom)	1,779,330	1,996,095
De' Longhi S.p.A. (Italy)	49,010	1,777,259
Food & Life Cos., Ltd. (Japan)	11,720	611,850
Games Workshop Group PLC (United Kingdom)	5,400	1,058,330
JUMBO, S.A. (Greece)	40,220	1,379,777
KOMEDA Holdings Co., Ltd. (Japan)	75,600	1,587,705
Rinnai Corp. (Japan)	95,430	2,260,100
Tomy Co., Ltd. (Japan)	59,200	1,279,719

Total Consumer Discretionary		14,004,144
Consumer Staples - 4.9%
Greencore Group PLC (Ireland)	815,000	2,504,574
Sugi Holdings Co., Ltd. (Japan)	77,141	1,860,126
Viscofan, S.A. (Spain)	28,445	1,940,943

Total Consumer Staples		6,305,643
Energy - 1.7%
Pason Systems, Inc. (Canada)	66,780	579,652
Technip Energies, N.V. (France)	34,770	1,640,924

Total Energy		2,220,576
Financials - 13.2%
Alm Brand A/S (Denmark)	1,187,070	3,312,120
FinecoBank Banca Fineco S.p.A. (Italy)	52,343	1,136,034
Integral Corp. (Japan)[2]	90,500	2,288,693
Nordnet AB publ (Sweden)[2]	31,797	924,264
Piraeus Financial Holdings, S.A. (Greece)	237,382	2,016,375
Rakuten Bank, Ltd. (Japan)*	41,750	2,330,461
Ringkjoebing Landbobank A/S (Denmark)	9,060	2,105,313
St James's Place PLC (United Kingdom)	90,600	1,550,664
Steadfast Group, Ltd. (Australia)	328,853	1,288,760

Total Financials		16,952,684
Health Care - 6.0%
Ambu A/S, Class B (Denmark)	76,090	1,119,433
BoneSupport Holding AB (Sweden)*,1	32,900	1,021,080
	Shares	Value

Craneware PLC (United Kingdom)	46,560	$1,496,583
Siegfried Holding AG (Switzerland)	23,090	2,319,622
Verona Pharma PLC, ADR (United Kingdom)*	6,600	704,286
Virbac SACA (France)	2,700	1,000,884

Total Health Care		7,661,888
Industrials - 28.2%
Aalberts, N.V. (Netherlands)	26,360	869,078
ALS, Ltd. (Australia)	192,970	2,541,877
Arcadis, N.V. (Netherlands)	28,430	1,435,543
Bodycote PLC (United Kingdom)	156,519	1,355,636
Chemring Group PLC (United Kingdom)	179,800	1,428,072
Daiei Kankyo Co., Ltd. (Japan)	134,970	3,051,271
Danieli & C Officine Meccaniche S.p.A. (Italy)[2]	22,480	1,153,089
Diploma PLC (United Kingdom)	19,640	1,405,756
DMG Mori Co., Ltd. (Japan)	32,300	649,022
HD Hyundai Marine Solution Co., Ltd. (South Korea)	8,500	1,274,670
Howden Joinery Group PLC (United Kingdom)	119,413	1,358,548
Interpump Group S.p.A. (Italy)[2]	44,697	2,054,617
KION Group AG (Germany)	17,250	1,170,336
Konecranes Oyj (Finland)	10,800	894,123
Kraftia Corp. (Japan)	39,860	1,927,892
Maire S.p.A. (Italy)	98,990	1,468,269
Nexans, S.A. (France)	8,100	1,206,201
Organo Corp. (Japan)	37,600	2,880,609
RENK Group AG (Germany)	20,280	2,099,443
Rotork PLC (United Kingdom)	419,370	1,917,300
SWCC Corp. (Japan)	39,620	2,081,256
Timee, Inc. (Japan)*,2	60,250	601,347
Ventia Services Group Pty, Ltd. (Australia)	416,570	1,407,863

Total Industrials		36,231,818
Information Technology - 16.0%
Accton Technology Corp. (Taiwan)	55,800	1,929,631
Alten, S.A. (France)	9,110	753,336
Appier Group, Inc. (Japan)	113,610	1,192,880
Azbil Corp. (Japan)	352,040	3,337,911
Cellebrite DI, Ltd. (Israel)*	55,800	1,033,974
Dexerials Corp. (Japan)	80,870	1,240,087
Finatext Holdings, Ltd. (Japan)*	106,130	926,005
Hansen Technologies, Ltd. (Australia)	284,500	1,105,015
IONOS Group SE (Germany)*	25,780	1,206,475
Melexis, N.V. (Belgium)[2]	13,490	1,075,365
Nova, Ltd. (Israel)*	4,010	1,281,837

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 16.0% (continued)
Rigaku Holdings Corp. (Japan)	296,080	$1,796,088
Simplex Holdings, Inc. (Japan)	30,390	891,879
Sopra Steria Group (France)[2]	14,653	2,796,736

Total Information Technology		20,567,219
Materials - 7.4%
Acerinox, S.A. (Spain)[2]	130,420	1,712,962
Imdex, Ltd. (Australia)	649,360	1,443,640
LANXESS AG (Germany)	35,450	882,680
OR Royalties, Inc. (Canada)[2]	71,820	2,878,580
Sumitomo Bakelite Co., Ltd. (Japan)	76,500	2,561,967

Total Materials		9,479,829
Real Estate - 5.0%
KDX Realty Investment Corp., REIT (Japan)	2,820	3,212,633
Merlin Properties Socimi, S.A., REIT (Spain)	133,910	2,027,897
The UNITE Group PLC, REIT (United Kingdom)	130,240	1,261,377

Total Real Estate		6,501,907
Utilities - 1.7%
Nippon Gas Co., Ltd. (Japan)	118,570	2,217,576

Total Common Stocks (Cost $95,268,366)		126,968,650

	Principal Amount
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 1.5%[3]
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $140,420 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $143,212)	$140,404	140,404
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $264,553 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $269,812)	264,522	264,522
	Principal Amount	Value

Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $365,763 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $373,034)	$365,720	$365,720
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $117,724 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $120,064)	117,710	117,710
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $1,000,119 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,018,129)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,888,356

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[4]	247,387	247,387
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[4]	371,081	371,081

Total Other Investment Companies		618,468

Total Short-Term Investments (Cost $2,506,824)		2,506,824
Total Investments - 100.7% (Cost $97,775,190)		129,475,474
Other Assets, less Liabilities - (0.7)%		(846,059)
Net Assets - 100.0%		$128,629,415

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $1,756,105 or 1.4% of net assets.
[2]	Some of these securities, amounting to $9,083,763 or 7.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,355,636	$34,876,182	—	$36,231,818
Information Technology	2,315,811	18,251,408	—	20,567,219
Financials	3,312,120	13,640,564	—	16,952,684
Consumer Discretionary	2,216,507	11,787,637	—	14,004,144
Materials	2,878,580	6,601,249	—	9,479,829
Health Care	2,200,869	5,461,019	—	7,661,888
Real Estate	—	6,501,907	—	6,501,907
Consumer Staples	4,364,700	1,940,943	—	6,305,643
Communication Services	—	4,825,366	—	4,825,366
Energy	579,652	1,640,924	—	2,220,576
Utilities	—	2,217,576	—	2,217,576
Short-Term Investments
Joint Repurchase Agreements	—	1,888,356	—	1,888,356
Other Investment Companies	618,468	—	—	618,468
Total Investments in Securities	$19,842,343	$109,633,131	—	$129,475,474

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Australia	6.6
Belgium	0.8
Canada	2.7
Denmark	5.2
Finland	0.7
France	6.7
Germany	4.2
Greece	2.7
Ireland	2.0
Israel	1.8
Italy	6.0
Country	% of Long-Term Investments
Japan	33.3
Netherlands	1.8
South Korea	1.0
Spain	5.4
Sweden	2.3
Switzerland	1.8
Taiwan	1.5
United Kingdom	12.8
Uruguay	0.7
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,083,763	$1,888,356	$7,625,862	$9,514,218
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	10/31/25-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.